Schedule of Condensed Consolidating Guarantor Balance Sheets (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash	$ 226	$ 48	$ 4	$ 2	$ 2
Restricted cash	58	103	75
Accounts receivable, net	104	123	89
Timeshare financing receivable, net	1,055	1,025	976
Inventory	475	513	412
Property and equipment, net	266	256	51
Investment in unconsolidated affiliate	41	0
Intangible assets, net	72	70	74
Other assets	51	42	43
TOTAL ASSETS	2,348	2,180	1,724
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other	324	231	208
Advance deposits	102	103	96
Debt	484	490	0
Allocated Parent debt		0	634
Non-recourse debt	612	694	502
Deferred revenues	119	106	103
Deferred income tax liabilities	374	389	287
Total equity (deficit)	333	167	(106)	(373)	(535)
TOTAL LIABILITIES AND EQUITY	2,348	2,180	1,724
Operating segments
ASSETS
TOTAL ASSETS		2,147	1,693
Consolidation, Eliminations
ASSETS
Accounts receivable, net	(3)	(18)	(9)
Other assets	(3)	(17)
Investment in subsidiaries	(1,235)	(939)	(66)
TOTAL ASSETS	(1,241)	(974)	(75)
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other	(6)	(25)	(9)
Debt		(10)
Total equity (deficit)	(1,235)	(939)	(66)
TOTAL LIABILITIES AND EQUITY	(1,241)	(974)	(75)
Parent Company | Operating segments
ASSETS
Investment in subsidiaries	333	167
TOTAL ASSETS	333	167
LIABILITIES AND EQUITY
Total equity (deficit)	333	167
TOTAL LIABILITIES AND EQUITY	333	167
Subsidiary Issuer | Operating segments
ASSETS
Other assets	2	2
Investment in subsidiaries	821	657
TOTAL ASSETS	823	659
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other	6	2
Debt	484	490
Total equity (deficit)	333	167
TOTAL LIABILITIES AND EQUITY	823	659
Guarantor Subsidiaries | Operating segments
ASSETS
Cash	213	47	4	$ 2	$ 2
Restricted cash	36	81	58
Accounts receivable, net	105	123	92
Timeshare financing receivable, net	405	263	446
Inventory	475	510	407
Property and equipment, net	261	253	48
Investment in unconsolidated affiliate	41
Intangible assets, net	72	70	74
Other assets	43	43	33
Investment in subsidiaries	81	115	66
TOTAL ASSETS	1,732	1,505	1,228
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other	317	251	215
Advance deposits	101	102	95
Allocated Parent debt			634
Deferred revenues	119	106	103
Deferred income tax liabilities	374	389	287
Total equity (deficit)	821	657	(106)
TOTAL LIABILITIES AND EQUITY	1,732	1,505	1,228
Non-Guarantor Subsidiaries | Operating segments
ASSETS
Cash	13	1
Restricted cash	22	22	17
Accounts receivable, net	2	18	6
Timeshare financing receivable, net	650	762	530
Inventory		3	5
Property and equipment, net	5	3	3
Other assets	9	14	10
TOTAL ASSETS	701	823	571
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other	7	3	2
Advance deposits	1	1	1
Debt		10
Non-recourse debt	612	694	502
Total equity (deficit)	81	115	66
TOTAL LIABILITIES AND EQUITY	$ 701	$ 823	$ 571